Summary of Significant Accounting Policies (Details 1) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,790,182	3,696,977	5,765,596	2,481,685
Conversion of Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,775,266	0	2,841,930	0
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	31,250	1,445,811	0	1,136,519
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,983,666	2,251,166	2,923,666	1,345,166